Convertible Debentures	12 Months Ended
Dec. 31, 2025
Debt instruments held [abstract]
Convertible Debentures

8. Convertible debentures

On December 15, 2023, the Company completed a private placement of $40,000 aggregate principal amount of unsecured convertible debentures (the "Debentures") with Queen's Road Capital Investment Ltd. ("QRC") and Taurus Mining Royalty Fund L.P., a fund managed by Taurus Funds Management Pte Limited (collectively, the "Holders"). The Debentures are unsecured and bear interest at 10% per annum over a 5-year term, interest is payable 70% in cash and 30% in GRC Shares issuable at a price equal to the 20-day volume-weighted average trading price ("VWAP") calculated at each interest payment date.

The Company identified the Debentures as compound financial instruments. In accordance with IFRS 9 Financial Instruments and IAS 32 Financial Instruments: Presentation, the liability component excluding the Redemption Option (the "Host Contract") are classified as debt instruments and are measured at amortized cost.

The Company would be entitled to redeem the Debentures at par within a period of fourteen days from the third anniversary of the date of the issuance of the Debentures. Should the Company exercise its right to redeem the Debentures during this period, the Holders are entitled to convert all of the outstanding Debentures into GRC Shares at a conversion price of $1.75 (the "Redemption Option"). The Redemption Option is identified as an embedded derivative in accordance with IFRS 9 Financial Instruments and estimated at $1,951 on the issuance (Note 9).

The Debentures would be convertible at the holder's option into GRC Shares at a conversion price of $1.90 (the "Conversion Option"). As the number of GRC Shares to be issued under the Conversion Option is determined as the converted amount of the Debentures divided by the fixed conversion price of $1.90, the Conversion Option was accounted for separately as equity instruments in accordance with IAS 32 Financial Instruments: Presentation. The Conversion Option was recognized at the residual amount after deducting from the fair value of the instrument as a whole the amount separately determined for the liability component, in accordance with IFRS 9 Financial Instruments.

On the issuance date, the principal of $23,471 was allocated to the Host Contract, $1,951 was allocated to the Redemption Option as an embedded derivative (Note 9) and the residual value of $14,578 was allocated to the Conversion Option as equity. A deferred tax liability of $2,309 related to the taxable temporary difference arising from the equity portion of the Debentures was recognized as an offset in equity. The Company incurred transaction costs and fees of $1,481 for the issuance of the Debentures, of which $943 was allocated as a reduction to the liability portion and the residual value of $538 was allocated as reduction to the Conversion Option as equity.

On November 25, 2025, the Company, with the consent of the Holders, entered into a supplemental indenture with the trustee under its existing Debentures allowing it to, among other things, exercise its existing redemption rights under their terms. Pursuant to the amendment, with the consent of the Holders, the Company amended the terms of the Debenture to allow it to exercise its Redemption Option immediately. In connection with the early redemption and the amendment to the Debentures, the Holders received a partial make-whole payment equal to the interest that would be payable on the Debentures until December 15, 2026, which was satisfied by the Company on the same basis as prior interest payments under the Debentures by paying 70% in cash and 30% in common shares at a price of $3.59 per share, being equal to the 20-trading day VWAP of GRC Shares at the time of redemption.

As a result of the transaction, the Company issued a total of 23,288,896 GRC Shares, inclusive of 22,857,142 GRC Shares for the conversion of principal amount, 352,831 GRC Shares for the partial make-whole payment, and 78,923 GRC Shares for the settlement of interest accrued from the last interest payment date up to the date of redemption, to the Holders and the entire principal amount outstanding of the Debentures was eliminated.

The following outlines the movement of the Debentures from December 31, 2023 to December 31, 2025:

($)
Balance at December 31, 2023	22,763
Finance costs	5,968
Interest paid	(3,833)
Balance at December 31, 2024	24,898
Finance costs	5,874
Interest paid	(3,945)
Redemption	(26,827)
Balance at December 31, 2025	—